Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Prepaid Expense and Other Assets [Abstract]
Other Assets Disclosure [Text Block]

NOTE 4 – OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses are summarized as follows:

	December 31, 2011	December 31, 2010

Other receivables and deposits	$134,291	$22,806
Prepaid expenses	90,202	134,414
Due from staff and others	1,227	39,903
	$225,720	$197,123